Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Summary of Vessel Operating Expenses Amounts in Accompanying Consolidated Statements of Operations
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
Vessels’ Operating Expenses	2019	2020	2021
Crew wages and related costs	2,002,508	3,804,598	4,321,751
Insurance	159,969	290,866	323,719
Repairs and maintenance	452,857	1,227,639	845,200
Spares and consumable stores	692,845	1,015,100	1,181,483
Miscellaneous expenses	491,521	822,391	760,874

Total	3,799,700	7,160,594	7,433,027